Subsequent Events (Details) $ / shares in Units, shares in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2017 USD ($) vessel $ / shares shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares	Jul. 01, 2016 USD ($)	Jun. 29, 2016 $ / shares
Subsequent Event [Line Items]
Common price per unit (in usd per share) (equal to or greater than) | $ / shares			$ 0.001		$ 0.001
Carrying amount of long-term debt			$ 6,572,922,000		$ 6,639,546,000
Forecast
Subsequent Event [Line Items]
Impairment loss		$ 20,000,000
Teekay Offshore
Subsequent Event [Line Items]
Cash distribution declared per common unit (in usd per share) | $ / shares			$ 0.01	$ 0.11
Teekay Offshore | Subordinated Promissory Notes
Subsequent Event [Line Items]
Debt instrument, principal amount						$ 200,000,000.0
Teekay Offshore | Series B
Subsequent Event [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares							$ 6.05
Subsequent Events | Subordinated Promissory Notes
Subsequent Event [Line Items]
Number of warrants to be issued (in shares) | shares	11.4
Aggregate proceeds from the debt purchase	$ 140,000,000
Subsequent Events | Teekay Offshore
Subsequent Event [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 0.01
Common price per unit (in usd per share) (equal to or greater than) | $ / shares	$ 4.00
Subsequent Events | Teekay Tankers
Subsequent Event [Line Items]
Sale leaseback transaction, net book value	$ 153,000,000
Sale leaseback transaction, term of contract	12 years
Average rate per day	$ 11,100
Subsequent Events | Teekay Tankers | Suezmax
Subsequent Event [Line Items]
Number of vessels | vessel	4
Subsequent Events | Teekay Offshore | Interest Rate Swaps
Subsequent Event [Line Items]
Extension period of termination option	2 years
Subsequent Events | Teekay Offshore | Shuttle Tankers
Subsequent Event [Line Items]
Carrying amount of long-term debt	$ 600,000,000
Subsequent Events | Teekay Offshore | Shuttle Tankers | Line of Credit
Subsequent Event [Line Items]
Debt term	5 years
Subsequent Events | Teekay Offshore | Vessels
Subsequent Event [Line Items]
Number of vessels | vessel	2
Ownership percentage of vessels	50.00%
Carrying amount of long-term debt	$ 71,000,000
Subsequent Events | Teekay Offshore | Vessels | Line of Credit
Subsequent Event [Line Items]
Debt term	4 years
Subsequent Events | Teekay Offshore | Vessels | Bonds
Subsequent Event [Line Items]
Carrying amount of long-term debt	$ 140,700,000
Subsequent Events | Teekay Offshore | Newbuildings | East Coast of Canada
Subsequent Event [Line Items]
Number of vessels | vessel	3
Carrying amount of long-term debt	$ 250,000,000
Subsequent Events | Teekay Offshore | Series B
Subsequent Event [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 4.55
Subsequent Events | Teekay Offshore | Series C-1 and Series D Preferred Units
Subsequent Event [Line Items]
Repurchase of preferred units, aggregate price	$ 250,000,000
Savings in annual cash distributions	$ 28,000,000
Subsequent Events | Teekay Offshore | General Partner
Subsequent Event [Line Items]
Percentage of ownership acquired	2.00%
Subsequent Events | Teekay Offshore | Teekay Offshore
Subsequent Event [Line Items]
Aggregate purchase price, cash	$ 30,000,000
Number of shares to be issued/exchanged | shares	12.0
Number of warrants to be issued (in shares) | shares	3.1
Ownership after transaction	14.00%
Subsequent Events | Brookfield | General Partner
Subsequent Event [Line Items]
Number of warrants to be issued (in shares) | shares	1.0
Percentage of ownership acquired	49.00%
Amount purchased for shares	$ 4,000,000
Subsequent Events | Brookfield | Teekay Offshore
Subsequent Event [Line Items]
Aggregate purchase price, cash	$ 610,000,000
Number of shares to be issued/exchanged | shares	244.0
Number of warrants to be issued (in shares) | shares	62.4
Ownership after transaction	60.00%
Subsequent Events | ShuttleCo | Bonds | U.S. Dollar-Denominated Bond
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 250,000,000.0
Debt term	5 years
Fixed interest rate	7.125%